Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Secured Debt Ex-Im Financings item	Dec. 31, 2012 Secured Debt Ex-Im Financings item
Restricted cash
Restricted cash	$ 391,963	$ 695,388	$ 414,807		$ 287,000
Number of aircraft purchased through financing arrangement	2			2	2